Vessels, Port Terminals and Other Fixed Assets - Navios Logistics (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 26, 2013 Three pushboats	Jun. 30, 2014 Three pushboats	Aug. 05, 2013 36 Dry Barges	Oct. 08, 2013 Additional 36 Dry Barges	Jun. 30, 2014 Newbuilding Dry Barges	Jun. 30, 2014 Three newbuilding pushboats, value per each	Feb. 11, 2014 Three newbuilding pushboats, value per each
Property Plant And Equipment [Line Items]
Total consideration paid for sale of vessel			$ 20,250		$ 19,080	$ 19,080			$ 7,400
Cash consideration for purchase of vessel	$ 71,862	$ 0		$ 583			$ 26,712	$ 4,440
Date of delivery			Q1 2014		Q2 2014	Q3 2014
Date of expected delivery								Q1 2015